Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	$ 3,042	$ 2,986
Cost	3,433	4,405	$ 4,162
Accumulated amortization and impairment	(1,178)	(1,363)	(1,176)
Addition	225	348
Capitalized borrowing costs	12	13
Write-offs	(20)	(41)
Transfers	7	(9)
Signature Bonuses Transfers (3)		(16)
Amortization	(134)	(104)
Impairment recognition (note 25)	(224)	(364)
Translation adjustment	(653)	229
Balance at December 31, 2023	2,255	3,042	2,986
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	2,425	2,523
Cost	1,750	2,489	2,578
Accumulated amortization and impairment	(53)	(64)	(55)
Addition	24	148
Capitalized borrowing costs
Write-offs	(18)	(41)
Transfers		(11)
Signature Bonuses Transfers (3)		(16)
Amortization	(4)	(4)
Impairment recognition (note 25)	(224)	(364)
Translation adjustment	(506)	190
Balance at December 31, 2023	$ 1,697	$ 2,425	2,523
Estimated useful life in years	2 years	2 years
Software Licenses [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	$ 592	$ 439
Cost	1,663	1,891	1,560
Accumulated amortization and impairment	(1,125)	(1,299)	(1,121)
Addition	201	200
Capitalized borrowing costs	12	13
Write-offs	(2)
Transfers	7	2
Signature Bonuses Transfers (3)
Amortization	(130)	(100)
Impairment recognition (note 25)
Translation adjustment	(142)	38
Balance at December 31, 2023	$ 538	$ 592	439
Estimated useful life in years	5 years	5 years
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2023	$ 25	$ 24
Cost	20	25	24
Addition
Capitalized borrowing costs
Write-offs
Transfers
Signature Bonuses Transfers (3)
Amortization
Impairment recognition (note 25)
Translation adjustment	(5)	1
Balance at December 31, 2023	$ 20	$ 25	$ 24